Acquisition	12 Months Ended
Dec. 31, 2023
Business combinations [Abstract]
Acquisition
NOTE 6. ACQUISITION
On October 13, 2022, the Company completed the acquisition (the “Transaction”) of Exterran Corporation (“Exterran”) for total consideration of $
223
 million. The following table summarizes the final details of the consideration and the recognized amounts of assets acquired and liabilities assumed at the date of acquisition.

October 13, 2022	Final	Preliminary

Purchase consideration

Shares exchanged	$213,942	$213,942

Fair value of vested stock-based compensation 1	8,641	8,641

Total purchase consideration	$222,583	$222,583

Identifiable assets acquired and liabilities assumed

Net working capital	$63,290	$56,715

Property, plant, and equipment	60,395	60,395

Energy infrastructure assets	568,550	581,338

Contract assets	217,585	217,585

Finance leases receivables	77,578	77,578

Intangible assets	102,789	102,789

Other long-term assets	69,024	66,602

Long-term debt	(1,019,436)	(1,019,436)

Other long-term liabilities	(51,636)	(60,408)

Total net identifiable assets	$88,139	$83,158

Goodwill	$134,444	$139,425
1
Included in the fair value of vested stock-based compensation is $2 million of cash payments to Exterran stockholders that held fractional shares on the date of acquisition.
During the three months ended March 31, 2023, the Company sold certain EI assets which resulted in the adjustment of fair value. The adjusted purchase price allocation resulted in decreases to EI assets of $13 million and net working capital, less than $1 million, and increases to deferred tax assets of $4 million and goodwill of $10 million.
During the three months ended September 30, 2023, the Company finalized its assessment of deferred and current taxes, which led to further purchase price allocation adjustments resulting in decreases to deferred taxes of $7 million and current taxes of $10 million, and an increase to accrued liabilities of $2 million. The impact of these adjustments was a $15 million decrease to goodwill.
The net impact of these adjustments was a decrease of $5 million to goodwill, and resulted in final goodwill for the Transaction of $134 million.
During the year ended December 31, 2023, the Company incurred $61 million (December 31, 2022 – $71 million) of further restructuring, transaction, and integration costs directly related to the Transaction. These costs are included in cost of goods sold (“COGS”) and SG&A in the consolidated statements of loss.